UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D/A
                               Amendment No.1

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 April 30, 2007 to May 25, 2007

 Commission File Number of issuing entity: 333-131727-29

 ACE Securities Corp. Home Equity Loan Trust, Series 2007- HE4
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-131727

 ACE Securities Corp.
 (Exact name of depositor as specified in its charter)

 DB Structured Products, Inc.
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2199803
 54-2199558
 54-2199559
 54-2199560
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                     21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A-1                              _____    _____    __X___    ____________
  A-2A                             _____    _____    __X___    ____________
  A-2B                             _____    _____    __X___    ____________
  A-2C                             _____    _____    __X___    ____________
  A-2D                             _____    _____    __X___    ____________
  M-1                              _____    _____    __X___    ____________
  M-2                              _____    _____    __X___    ____________
  M-3                              _____    _____    __X___    ____________
  M-4                              _____    _____    __X___    ____________
  M-5                              _____    _____    __X___    ____________
  M-6                              _____    _____    __X___    ____________
  M-7                              _____    _____    __X___    ____________
  M-8                              _____    _____    __X___    ____________
  M-9                              _____    _____    __X___    ____________
  P                                _____    _____    __X___    ____________
  CE-1                             _____    _____    __X___    ____________
  CE-2                             _____    _____    __X___    ____________
  IO Interest                      _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

   On June 14, 2007 an amendment was made to the May 25, 2007 distribution which was made to holders of ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE4. The reason for this amendment is Group I and II were missing beginning scheduled balances in the Collateral Statement. It is a prefunded deal, so the Collateral Summary was different than the total deal. No modifications were made to the cash distributions to the bondholders

 The revised distribution report is attached as an Exhibit to this Form 10-D/A. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 8. Other Information.


  Pursuant to a pooling and servicing agreement (the "Pooling Agreement"), dated as of April 1, 2007 among ACE Securities Corp. as depositor (the "Depositor"), Wells Fargo Bank, N.A. as master servicer and securities administrator, Ocwen Loan Servicing, LLC and GMAC Mortgage, LLC as servicers and HSBC Bank USA, National Association as trustee (the "Trustee"), a trust (the "Trust") was established and a series of certificates entitled ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE4, Asset Backed Pass-Through Certificates (the "Certificates") were issued. Capitalized terms used herein but not otherwise defined shall have the meanings assigned to them in the Pooling Agreement.

  On May 21, 2007, following the closing of the initial issuance of the Certificates, the Trustee, on behalf of the Trust, purchased from the Depositor certain Subsequent Mortgage Loans having an aggregate principal balance as of the Subsequent Cut-Off Date equal to $784,470.96 using funds on deposit in the pre-funding account established pursuant to the Pooling Agreement at a purchase price equal to the aggregate principal balance thereof. The Subsequent Mortgage Loans were conveyed to the Trust pursuant to a Subsequent Transfer Instrument dated as of May 21, 2007 between the Depositor and the Trustee. The Subsequent Transfer Instrument is attached hereto as Exhibit 99.2.


 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

       (99.1) Amended monthly report distributed to holders of ACE Securities
              Corp. Home Equity Loan Trust, Series 2007- HE4, relating to the May 25, 2007 distribution.


       (99.2)  Subsequent Transfer Instrument



    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 ACE Securities Corp. Home Equity Loan Trust, Series 2007- HE4
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Kelly Rentz
 Kelly Rentz, Officer

 Date: June 28, 2007

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Amended monthly report distributed to holders of ACE Securities Corp. Home Equity Loan Trust, Series 2007- HE4, relating to the May 25, 2007 distribution.

 EX-99.2        Subsequent Transfer Instrument



 EX-99.1


ACE Securities Corporation
Mortgage-Backed Pass-Through Certificate



Distribution Date:       5/25/2007


ACE Securities Corporation
Mortgage-Backed Pass-Through Certificate
Series 2007-HE4


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                                         Certificateholder Distribution Summary

         Class                     CUSIP           Record         Certificate            Beginning             Interest
                                                     Date        Pass-Through          Certificate         Distribution
                                                                         Rate              Balance
          A-1                  00442LAA7       05/24/2007            5.54000%       320,222,000.00         1,231,965.19
          A-2A                 00442LAB5       05/24/2007            5.45000%       241,327,000.00           913,355.66
          A-2B                 00442LAC3       05/24/2007            5.56000%        98,413,000.00           379,983.53
          A-2C                 00442LAD1       05/24/2007            5.62000%        64,431,000.00           251,459.88
          A-2D                 00442LAE9       05/24/2007            5.68000%        29,975,000.00           118,234.72
          M-1                  00442LAF6       05/24/2007            5.79000%        52,135,000.00           209,626.15
          M-2                  00442LAG4       05/24/2007            5.87000%        47,347,000.00           193,004.78
          M-3                  00442LAH2       05/24/2007            6.02000%        27,664,000.00           115,650.89
          M-4                  00442LAJ8       05/24/2007            6.57000%        25,004,000.00           114,080.75
          M-5                  00442LAK5       05/24/2007            6.92000%        23,940,000.00           115,045.00
          M-6                  00442LAL3       05/24/2007            7.22000%        20,748,000.00           104,028.17
          M-7                  00442LAM1       05/24/2007            7.82000%        20,216,000.00           109,784.11
          M-8                  00442LAN9       05/24/2007            7.82000%        19,152,000.00           104,006.00
          M-9                  00442LAP4       05/24/2007            7.82000%        16,492,000.00            89,560.72
           P                   ACE07HE4P       04/30/2007            0.00000%               100.00            39,353.89
          CE-1                 ACE7HE4C1       04/30/2007            0.00000%        56,921,074.75         2,667,796.31
          CE-2                 ACE7HE4C2       04/30/2007            0.00000%                 0.00            32,053.08
      IO Interest              ACE07HE4R       04/30/2007            0.00000%                 0.00                 0.00

Totals                                                                            1,063,987,174.75         6,788,988.83


                                   Certificateholder Distribution Summary (continued)

         Class                   Principal           Current               Ending                Total        Cumulative
                              Distribution          Realized          Certificate         Distribution          Realized
                                                        Loss              Balance                                 Losses
          A-1                 3,104,849.49              0.00       317,117,150.51         4,336,814.68              0.00
          A-2A                3,010,396.81              0.00       238,316,603.19         3,923,752.47              0.00
          A-2B                        0.00              0.00        98,413,000.00           379,983.53              0.00
          A-2C                        0.00              0.00        64,431,000.00           251,459.88              0.00
          A-2D                        0.00              0.00        29,975,000.00           118,234.72              0.00
          M-1                         0.00              0.00        52,135,000.00           209,626.15              0.00
          M-2                         0.00              0.00        47,347,000.00           193,004.78              0.00
          M-3                         0.00              0.00        27,664,000.00           115,650.89              0.00
          M-4                         0.00              0.00        25,004,000.00           114,080.75              0.00
          M-5                         0.00              0.00        23,940,000.00           115,045.00              0.00
          M-6                         0.00              0.00        20,748,000.00           104,028.17              0.00
          M-7                         0.00              0.00        20,216,000.00           109,784.11              0.00
          M-8                         0.00              0.00        19,152,000.00           104,006.00              0.00
          M-9                         0.00              0.00        16,492,000.00            89,560.72              0.00
           P                          0.00              0.00               100.00            39,353.89              0.00
          CE-1                        0.00              0.00        56,923,313.85         2,667,796.31              0.00
          CE-2                        0.00              0.00                 0.00            32,053.08              0.00
      IO Interest                     0.00              0.00                 0.00                 0.00              0.00

Totals                        6,115,246.30              0.00     1,057,874,167.55        12,904,235.13              0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.

All Record Dates are based upon the governing documents and logic set forth as of closing.



                                             Principal Distribution Statement

         Class                      Original           Beginning            Scheduled        UnScheduled         Accretion
                                        Face         Certificate            Principal          Principal
                                      Amount             Balance         Distribution       Distribution
          A-1                 320,222,000.00      320,222,000.00                 0.00       3,104,849.49              0.00
          A-2A                241,327,000.00      241,327,000.00                 0.00       3,010,396.81              0.00
          A-2B                 98,413,000.00       98,413,000.00                 0.00               0.00              0.00
          A-2C                 64,431,000.00       64,431,000.00                 0.00               0.00              0.00
          A-2D                 29,975,000.00       29,975,000.00                 0.00               0.00              0.00
          M-1                  52,135,000.00       52,135,000.00                 0.00               0.00              0.00
          M-2                  47,347,000.00       47,347,000.00                 0.00               0.00              0.00
          M-3                  27,664,000.00       27,664,000.00                 0.00               0.00              0.00
          M-4                  25,004,000.00       25,004,000.00                 0.00               0.00              0.00
          M-5                  23,940,000.00       23,940,000.00                 0.00               0.00              0.00
          M-6                  20,748,000.00       20,748,000.00                 0.00               0.00              0.00
          M-7                  20,216,000.00       20,216,000.00                 0.00               0.00              0.00
          M-8                  19,152,000.00       19,152,000.00                 0.00               0.00              0.00
          M-9                  16,492,000.00       16,492,000.00                 0.00               0.00              0.00
           P                          100.00              100.00                 0.00               0.00              0.00
          CE-1                 56,921,074.75       56,921,074.75                 0.00               0.00              0.00
          CE-2                          0.00                0.00                 0.00               0.00              0.00
      IO Interest                       0.00                0.00                 0.00               0.00              0.00

Totals                      1,063,987,174.75    1,063,987,174.75                 0.00       6,115,246.30              0.00


                                      Principal Distribution Statement (continued)

         Class                    Realized             Total               Ending             Ending               Total
                                      Loss         Principal          Certificate        Certificate           Principal
                                                   Reduction              Balance         Percentage        Distribution
          A-1                         0.00      3,104,849.49       317,117,150.51         0.99030407        3,104,849.49
          A-2A                        0.00      3,010,396.81       238,316,603.19         0.98752565        3,010,396.81
          A-2B                        0.00              0.00        98,413,000.00         1.00000000                0.00
          A-2C                        0.00              0.00        64,431,000.00         1.00000000                0.00
          A-2D                        0.00              0.00        29,975,000.00         1.00000000                0.00
          M-1                         0.00              0.00        52,135,000.00         1.00000000                0.00
          M-2                         0.00              0.00        47,347,000.00         1.00000000                0.00
          M-3                         0.00              0.00        27,664,000.00         1.00000000                0.00
          M-4                         0.00              0.00        25,004,000.00         1.00000000                0.00
          M-5                         0.00              0.00        23,940,000.00         1.00000000                0.00
          M-6                         0.00              0.00        20,748,000.00         1.00000000                0.00
          M-7                         0.00              0.00        20,216,000.00         1.00000000                0.00
          M-8                         0.00              0.00        19,152,000.00         1.00000000                0.00
          M-9                         0.00              0.00        16,492,000.00         1.00000000                0.00
           P                          0.00              0.00               100.00         1.00000000                0.00
          CE-1                        0.00              0.00        56,923,313.85         1.00003934                0.00
          CE-2                        0.00              0.00                 0.00         0.00000000                0.00
      IO Interest                     0.00              0.00                 0.00         0.00000000                0.00

Totals                               $0.00      6,115,246.30     1,057,874,167.55         0.99425462        6,115,246.30



                                            Principal Distribution Factors Statement

         Class                    Original             Beginning              Scheduled           UnScheduled          Accretion
                                      Face           Certificate              Principal             Principal
                                    Amount               Balance           Distribution          Distribution
          A-1               320,222,000.00         1000.00000000             0.00000000            9.69592811         0.00000000
          A-2A              241,327,000.00         1000.00000000             0.00000000           12.47434730         0.00000000
          A-2B               98,413,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          A-2C               64,431,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          A-2D               29,975,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-1                52,135,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-2                47,347,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-3                27,664,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-4                25,004,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-5                23,940,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-6                20,748,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-7                20,216,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-8                19,152,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-9                16,492,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
           P                        100.00         1000.00000000             0.00000000            0.00000000         0.00000000
          CE-1               56,921,074.75         1000.00000000             0.00000000            0.00000000         0.00000000
          CE-2                        0.00            0.00000000             0.00000000            0.00000000         0.00000000
      IO Interest                     0.00            0.00000000             0.00000000            0.00000000         0.00000000


                                      Principal Distribution Factors Statement (continued)

         Class                  Realized                 Total                 Ending               Ending                 Total
                                    Loss             Principal            Certificate          Certificate             Principal
                                                     Reduction                Balance           Percentage          Distribution
          A-1                 0.00000000            9.69592811           990.30407189           0.99030407            9.69592811
          A-2A                0.00000000           12.47434730           987.52565270           0.98752565           12.47434730
          A-2B                0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          A-2C                0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          A-2D                0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-1                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-2                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-3                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-4                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-5                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-6                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-7                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-8                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-9                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
           P                  0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          CE-1                0.00000000            0.00000000          1000.03933692           1.00003934            0.00000000
          CE-2                0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
      IO Interest             0.00000000            0.00000000             0.00000000           0.00000000            0.00000000


NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

         Class                Accrual         Accrual        Current         Beginning             Current            Payment of
                               Dates           Days      Certificate      Certificate/             Accrued        Unpaid Interest
                                                                Rate          Notional            Interest          Shortfall (1)
                                                                               Balance
          A-1            04/30/07 - 05/24/07    25          5.54000%    320,222,000.00        1,231,965.19                   0.00
          A-2A           04/30/07 - 05/24/07    25          5.45000%    241,327,000.00          913,355.66                   0.00
          A-2B           04/30/07 - 05/24/07    25          5.56000%     98,413,000.00          379,983.53                   0.00
          A-2C           04/30/07 - 05/24/07    25          5.62000%     64,431,000.00          251,459.88                   0.00
          A-2D           04/30/07 - 05/24/07    25          5.68000%     29,975,000.00          118,234.72                   0.00
          M-1            04/30/07 - 05/24/07    25          5.79000%     52,135,000.00          209,626.15                   0.00
          M-2            04/30/07 - 05/24/07    25          5.87000%     47,347,000.00          193,004.78                   0.00
          M-3            04/30/07 - 05/24/07    25          6.02000%     27,664,000.00          115,650.89                   0.00
          M-4            04/30/07 - 05/24/07    25          6.57000%     25,004,000.00          114,080.75                   0.00
          M-5            04/30/07 - 05/24/07    25          6.92000%     23,940,000.00          115,045.00                   0.00
          M-6            04/30/07 - 05/24/07    25          7.22000%     20,748,000.00          104,028.17                   0.00
          M-7            04/30/07 - 05/24/07    25          7.82000%     20,216,000.00          109,784.11                   0.00
          M-8            04/30/07 - 05/24/07    25          7.82000%     19,152,000.00          104,006.00                   0.00
          M-9            04/30/07 - 05/24/07    25          7.82000%     16,492,000.00           89,560.72                   0.00
           P                             N/A    N/A         0.00000%            100.00                0.00                   0.00
          CE-1                           N/A    N/A         0.00000%     56,921,074.75                0.00                   0.00
          CE-2                           N/A    N/A         0.00000%  1,063,987,174.76                0.00                   0.00
      IO Interest                        N/A    N/A         0.00000%              0.00                0.00                   0.00

Totals                                                                                        4,049,785.55                   0.00



                                          Interest Distribution Statement (continued)

         Class                     Current       Non-Supported              Total           Remaining                   Ending
                                  Interest            Interest           Interest     Unpaid Interest             Certificate/
                              Shortfall(1)           Shortfall       Distribution        Shortfall(1)                 Notional
                                                                                                                       Balance
          A-1                         0.00                0.00       1,231,965.19                0.00           317,117,150.51
          A-2A                        0.00                0.00         913,355.66                0.00           238,316,603.19
          A-2B                        0.00                0.00         379,983.53                0.00            98,413,000.00
          A-2C                        0.00                0.00         251,459.88                0.00            64,431,000.00
          A-2D                        0.00                0.00         118,234.72                0.00            29,975,000.00
          M-1                         0.00                0.00         209,626.15                0.00            52,135,000.00
          M-2                         0.00                0.00         193,004.78                0.00            47,347,000.00
          M-3                         0.00                0.00         115,650.89                0.00            27,664,000.00
          M-4                         0.00                0.00         114,080.75                0.00            25,004,000.00
          M-5                         0.00                0.00         115,045.00                0.00            23,940,000.00
          M-6                         0.00                0.00         104,028.17                0.00            20,748,000.00
          M-7                         0.00                0.00         109,784.11                0.00            20,216,000.00
          M-8                         0.00                0.00         104,006.00                0.00            19,152,000.00
          M-9                         0.00                0.00          89,560.72                0.00            16,492,000.00
           P                          0.00                0.00          39,353.89                0.00                   100.00
          CE-1                        0.00                0.00       2,667,796.31                0.00            56,923,313.85
          CE-2                        0.00                0.00          32,053.08                0.00         1,057,874,167.55
      IO Interest                     0.00                0.00               0.00                0.00                     0.00

Totals                                0.00                0.00       6,788,988.83                0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

                                             Interest Distribution Factors Statement

         Class                      Original        Current               Beginning                Current           Payment of
                                        Face    Certificate             Certificate/               Accrued       Unpaid Interest
                                      Amount           Rate                 Notional              Interest         Shortfall (1)
                                                                             Balance
          A-1                 320,222,000.00       5.54000%            1000.00000000            3.84722221            0.00000000
          A-2A                241,327,000.00       5.45000%            1000.00000000            3.78472222            0.00000000
          A-2B                 98,413,000.00       5.56000%            1000.00000000            3.86111113            0.00000000
          A-2C                 64,431,000.00       5.62000%            1000.00000000            3.90277786            0.00000000
          A-2D                 29,975,000.00       5.68000%            1000.00000000            3.94444437            0.00000000
          M-1                  52,135,000.00       5.79000%            1000.00000000            4.02083341            0.00000000
          M-2                  47,347,000.00       5.87000%            1000.00000000            4.07638879            0.00000000
          M-3                  27,664,000.00       6.02000%            1000.00000000            4.18055560            0.00000000
          M-4                  25,004,000.00       6.57000%            1000.00000000            4.56250000            0.00000000
          M-5                  23,940,000.00       6.92000%            1000.00000000            4.80555556            0.00000000
          M-6                  20,748,000.00       7.22000%            1000.00000000            5.01388905            0.00000000
          M-7                  20,216,000.00       7.82000%            1000.00000000            5.43055550            0.00000000
          M-8                  19,152,000.00       7.82000%            1000.00000000            5.43055556            0.00000000
          M-9                  16,492,000.00       7.82000%            1000.00000000            5.43055542            0.00000000
           P                          100.00       0.00000%            1000.00000000            0.00000000            0.00000000
          CE-1                 56,921,074.75       0.00000%            1000.00000000            0.00000000            0.00000000
          CE-2                          0.00       0.00000%            1000.00000001            0.00000000            0.00000000
      IO Interest                       0.00       0.00000%               0.00000000            0.00000000            0.00000000

                                        Interest Distribution Factors Statement (continued)

         Class                     Current         Non-Supported                Total      Remaining Unpaid                Ending
                                  Interest              Interest             Interest              Interest           Certificate/
                              Shortfall(1)             Shortfall         Distribution          Shortfall(1)               Notional
                                                                                                                           Balance
          A-1                   0.00000000            0.00000000           3.84722221            0.00000000           990.30407189
          A-2A                  0.00000000            0.00000000           3.78472222            0.00000000           987.52565270
          A-2B                  0.00000000            0.00000000           3.86111113            0.00000000          1000.00000000
          A-2C                  0.00000000            0.00000000           3.90277786            0.00000000          1000.00000000
          A-2D                  0.00000000            0.00000000           3.94444437            0.00000000          1000.00000000
          M-1                   0.00000000            0.00000000           4.02083341            0.00000000          1000.00000000
          M-2                   0.00000000            0.00000000           4.07638879            0.00000000          1000.00000000
          M-3                   0.00000000            0.00000000           4.18055560            0.00000000          1000.00000000
          M-4                   0.00000000            0.00000000           4.56250000            0.00000000          1000.00000000
          M-5                   0.00000000            0.00000000           4.80555556            0.00000000          1000.00000000
          M-6                   0.00000000            0.00000000           5.01388905            0.00000000          1000.00000000
          M-7                   0.00000000            0.00000000           5.43055550            0.00000000          1000.00000000
          M-8                   0.00000000            0.00000000           5.43055556            0.00000000          1000.00000000
          M-9                   0.00000000            0.00000000           5.43055542            0.00000000          1000.00000000
           P                    0.00000000            0.00000000      393538.90000000            0.00000000          1000.00000000
          CE-1                  0.00000000            0.00000000          46.86834045            0.00000000          1000.03933692
          CE-2                  0.00000000            0.00000000           0.03012544            0.00000000           994.25462323
      IO Interest               0.00000000            0.00000000           0.00000000            0.00000000             0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                               12,269,331.80
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                 1,015,534.71
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                 39,353.89
     Swap/Cap Payments                                                                                         0.00
Total Deposits                                                                                        13,324,220.40

Withdrawals
     Swap Payments                                                                                             0.00
     Reserve Funds and Credit Enhancements                                                                     0.00
     Reimbursement for Servicer Advances                                                                       0.00
     Total Administration Fees                                                                           419,985.27
     Payment of Interest and Principal                                                                12,904,235.13
Total Withdrawals (Pool Distribution Amount)                                                          13,324,220.40

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.





                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    408,101.06
Credit Risk Management Fee - Clayton Fixed Income                                        11,884.21
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               419,985.27

*Servicer Payees include: COUNTRYWIDE HOME LOANS SERVICING LP; GMAC MORTGAGE CORPORATION; OCWEN
LOAN SERVICING, LLC


                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
    Capitalized Interest Account - Wells Fargo Bank                0.00                0.00              0.00               0.00
                    Reserve Fund - Wells Fargo Bank            1,000.00                0.00              0.00           1,000.00
             Pre-Funding Account - Wells Fargo Bank        7,614,437.83                0.00              0.00       7,614,437.83
     Supplemental Interest Trust - Wells Fargo Bank                0.00                0.00              0.00               0.00
                                                           Hedge Funds

                                       Account Name                            Funds In (A)      Funds Out(B)  Net Amount(A - B)

   Group I Cap Agreement - Deutsche Bank - N606257N                                    0.00              0.00               0.00
  Group II Cap Agreement - Deutsche Bank - N606258N                                    0.00              0.00               0.00
          Swap Agreement - Deutsche Bank - N606256N                                    0.00              0.00               0.00

                                                          Collateral Statement

Group                                                                    Group I                            Group II
 Collateral Description                                         Fixed 15/30 & ARM                   Fixed 15/30 & ARM
 Weighted Average Coupon Rate                                            8.182737                            8.127832
 Weighted Average Net Rate                                               7.729976                            7.662024
 Weighted Average Pass-Through Rate                                      7.714641                            7.644439
 Weighted Average Remaining Term                                              351                                 344
 Principal And Interest Constant                                     3,205,524.85                        4,241,577.53
 Beginning Loan Count                                                       2,323                               2,404
 Loans Paid in Full                                                            14                                  11
 Ending Loan Count                                                          2,309                               2,393
 Beginning Scheduled Balance                                       451,652,330.80                      612,334,843.95
 Ending Scheduled Balance                                          446,643,368.31                      603,616,361.40
 Actual Ending Collateral Balance                                  446,776,972.52                      603,770,223.11
 Scheduled Principal                                                   138,928.36                          136,314.27
 Unscheduled Principal                                               2,964,784.29                        2,872,980.29
 Negative Amortized Principal                                                0.00                                0.00
 Scheduled Interest                                                  3,066,596.49                        4,105,263.26
 Servicing Fees                                                        170,408.87                          237,692.19
 Master Servicing Fees                                                       0.00                                0.00
 Trustee Fee                                                                 0.00                                0.00
 FRY Amount                                                                  0.00                                0.00
 Special Hazard Fee                                                          0.00                                0.00
 Other Fee                                                               5,059.69                            6,824.52
 Pool Insurance Fee                                                          0.00                                0.00
 Spread 1                                                                    0.00                                0.00
 Spread 2                                                                    0.00                                0.00
 Spread 3                                                                    0.00                                0.00
 Net Interest                                                        2,891,127.93                        3,860,746.55
 Realized Loss Amount                                                        0.00                                0.00
 Cumulative Realized Loss                                                    0.00                                0.00
 Percentage of Cumulative Losses                                           0.0000                              0.0000
 Prepayment Penalty Waived Amount                                            0.00                                0.00
 Prepayment Penalty Waived Count                                                0                                   0
 Prepayment Penalty Paid Amount                                         33,064.42                            6,289.47
 Prepayment Penalty Paid Count                                                  6                                   1
 Special Servicing Fee                                                       0.00                                0.00

 Ending Scheduled Balance for Premium Loans                                     *                                   *

* This data is currently not provided for reporting.


                                                          Collateral Statement

Group                                                                      Total
 Collateral Description                                         Mixed Fixed & Arm
 Weighted Average Coupon Rate                                            8.146965
 Weighted Average Net Rate                                               7.686695
 Weighted Average Pass-Through Rate                                      7.669877
 Weighted Average Remaining Term                                              347
 Principal And Interest Constant                                     7,447,102.38
 Beginning Loan Count                                                       4,727
 Loans Paid in Full                                                            25
 Ending Loan Count                                                          4,702
 Beginning Scheduled Balance                                     1,063,987,174.75
 Ending Scheduled Balance                                        1,050,259,729.71
 Actual Ending Collateral Balance                                1,050,547,195.63
 Scheduled Principal                                                   275,242.63
 Unscheduled Principal                                               5,837,764.58
 Negative Amortized Principal                                                0.00
 Scheduled Interest                                                  7,171,859.75
 Servicing Fees                                                        408,101.06
 Master Servicing Fees                                                       0.00
 Trustee Fee                                                                 0.00
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                              11,884.21
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                        6,751,874.48
 Realized Loss Amount                                                        0.00
 Cumulative Realized Loss                                                    0.00
 Percentage of Cumulative Losses                                           0.0000
 Prepayment Penalty Waived Amount                                            0.00
 Prepayment Penalty Waived Count                                                0
 Prepayment Penalty Paid Amount                                         39,353.89
 Prepayment Penalty Paid Count                                                  7
 Special Servicing Fee                                                       0.00

 Ending Scheduled Balance for Premium Loans                      1,050,259,729.71

* This data is currently not provided for reporting.

                            Additional Reporting - Deal Level



                                 Informational Reporting
One-Month LIBOR Rate                                                            5.320000%
Class A-1 Net WAC Rate                                                          7.713498%
Class A-2 Net WAC Rate                                                          7.636298%
Mezzanine Net WAC Rate                                                          7.668593%
Extraordinary Trust Fund Expenses                                                    0.00
Relief Act Interest Shortfalls                                                       0.00


                                   Prefunding Reporting
Capitalized Interest Beginning Balance                                               0.00
Capitalized Interest Ending Balance                                                  0.00
Capitalized Interest Requirement                                                     0.00
Prefunding Amount In Loans                                                           0.00
Prefunding Beginning Balance                                                 7,614,437.84
Prefunding Amount As Principal                                                       0.00


                                   Structural Reporting
Net Monthly Excess Cashflow                                                  2,715,887.29
Extra Principal Distribution Amount                                              2,239.09
Overcollateralization Amount                                                56,923,313.85
Overcollateralization Deficiency Amount                                              0.00
Overcollateralization Reduction Amount                                               0.00
Overcollateralization Increase Amount                                                0.00
Credit Enhancement Percentage                                                  29.268265%
Required Overcollateralization Amount                                       56,923,313.85


                                 Trigger Event Reporting
Stepdown Occurred                                                                      NO
Trigger Event Occured                                                                  NO
Enhancement Delinquency Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                            8.002472%
     Calculated Value                                                           1.275716%
Cumulative Loss Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                            2.150000%
     Calculated Value                                                           0.000000%
Trigger
     Trigger Result                                                                  Pass



                                      Additional Reporting - Group Level

                                             Prefunding Reporting

        Group I
           Prefunding Amount In Loans                                                            0.00
           Prefunding Beginning Balance                                                  1,905,249.84
           Prefunding Amount As Principal                                                        0.00

        Group II
           Prefunding Amount In Loans                                                            0.00
           Prefunding Beginning Balance                                                  5,709,188.00
           Prefunding Amount As Principal                                                        0.00


                               Delinquency Status - OTS Delinquency Calculation Method

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        3                    0                   0                    3
                                 131,755.78           0.00                0.00                 131,755.78

30 Days      152                 0                    0                   0                    152
             35,956,649.48       0.00                 0.00                0.00                 35,956,649.48

60 Days      69                  0                    0                   0                    69
             13,202,588.94       0.00                 0.00                0.00                 13,202,588.94

90 Days      0                   0                    1                   0                    1
             0.00                0.00                 177,600.00          0.00                 177,600.00

120 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       221                 3                    1                   0                    225
             49,159,238.42       131,755.78           177,600.00          0.00                 49,468,594.20

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.063803%            0.000000%           0.000000%            0.063803%
                                 0.012542%            0.000000%           0.000000%            0.012542%

30 Days      3.232667%           0.000000%            0.000000%           0.000000%            3.232667%
             3.422659%           0.000000%            0.000000%           0.000000%            3.422659%

60 Days      1.467461%           0.000000%            0.000000%           0.000000%            1.467461%
             1.256734%           0.000000%            0.000000%           0.000000%            1.256734%

90 Days      0.000000%           0.000000%            0.021268%           0.000000%            0.021268%
             0.000000%           0.000000%            0.016905%           0.000000%            0.016905%

120 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       4.700128%           0.063803%            0.021268%           0.000000%            4.785198%
             4.679394%           0.012542%            0.016905%           0.000000%            4.708841%


Please refer to CTSLink.com for a list of delinquency code descriptions.



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                   1,015,534.71




                                                 Delinquency Status By Group

                               DELINQUENT           BANKRUPTCY           FORECLOSURE         REO                  Total

Group I - OTS                  No. of Loans         No. of Loans         No. of Loans        No. of Loans         No. of Loans
                               Actual Balance       Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                                           0                    0                   0                    0
                                                    0.00                 0.00                0.00                 0.00

30 Days                        40                   0                    0                   0                    40
                               6,847,007.11         0.00                 0.00                0.00                 6,847,007.11

60 Days                        16                   0                    0                   0                    16
                               2,343,743.40         0.00                 0.00                0.00                 2,343,743.40

90 Days                        0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

120 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

150 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

180+ Days                      0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

Totals                         56                   0                    0                   0                    56
                               9,190,750.51         0.00                 0.00                0.00                 9,190,750.51


0-29 Days                                           0.000000%            0.000000%           0.000000%            0.000000%
                                                    0.000000%            0.000000%           0.000000%            0.000000%

30 Days                        1.732352%            0.000000%            0.000000%           0.000000%            1.732352%
                               1.532534%            0.000000%            0.000000%           0.000000%            1.532534%

60 Days                        0.692941%            0.000000%            0.000000%           0.000000%            0.692941%
                               0.524589%            0.000000%            0.000000%           0.000000%            0.524589%

90 Days                        0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

120 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

150 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

180+ Days                      0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

Totals                         2.425292%            0.000000%            0.000000%           0.000000%            2.425292%
                               2.057123%            0.000000%            0.000000%           0.000000%            2.057123%


                               DELINQUENT           BANKRUPTCY           FORECLOSURE         REO                  Total
Group II - OTS                 No. of Loans         No. of Loans         No. of Loans        No. of Loans         No. of Loans
                               Actual Balance       Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                                           3                    0                   0                    3
                                                    131,755.78           0.00                0.00                 131,755.78

30 Days                        112                  0                    0                   0                    112
                               29,109,642.37        0.00                 0.00                0.00                 29,109,642.37

60 Days                        53                   0                    0                   0                    53
                               10,858,845.54        0.00                 0.00                0.00                 10,858,845.54

90 Days                        0                    0                    1                   0                    1
                               0.00                 0.00                 177,600.00          0.00                 177,600.00

120 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

150 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

180+ Days                      0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

Totals                         165                  3                    1                   0                    169
                               39,968,487.91        131,755.78           177,600.00          0.00                 40,277,843.69


0-29 Days                                           0.125366%            0.000000%           0.000000%            0.125366%
                                                    0.021822%            0.000000%           0.000000%            0.021822%

30 Days                        4.680318%            0.000000%            0.000000%           0.000000%            4.680318%
                               4.821311%            0.000000%            0.000000%           0.000000%            4.821311%

60 Days                        2.214793%            0.000000%            0.000000%           0.000000%            2.214793%
                               1.798506%            0.000000%            0.000000%           0.000000%            1.798506%

90 Days                        0.000000%            0.000000%            0.041789%           0.000000%            0.041789%
                               0.000000%            0.000000%            0.029415%           0.000000%            0.029415%

120 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

150 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

180+ Days                      0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

Totals                         6.895111%            0.125366%            0.041789%           0.000000%            7.062265%
                               6.619818%            0.021822%            0.029415%           0.000000%            6.671055%



Please refer to CTSLink.com for a list of delinquency code descriptions.


                REO Detail - All Mortgage Loans in REO during Current Period


  Summary - No REO Information to report this period.

  Group I - No REO Information to report this period.

  Group II - No REO Information to report this period.




                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period


              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period


 Summary                                                          12 Month Foreclosure History*
 New Foreclosure Loans                                            Month     Foreclosure Percentage
     Loans in Foreclosure                      0                  Jun-06            0.000%
     Original Principal Balance             0.00                  Jul-06            0.000%
     Current Actual Balance                 0.00                  Aug-06            0.000%
                                                                  Sep-06            0.000%
 Current Foreclosure Total                                        Oct-06            0.000%
     Loans in Foreclosure                      1                  Nov-06            0.000%
     Original Principal Balance       177,600.00                  Dec-06            0.000%
     Current Actual Balance           177,600.00                  Jan-07            0.000%
                                                                  Feb-07            0.000%
                                                                  Mar-07            0.000%
                                                                  Apr-07            0.000%
                                                                  May-07            0.017%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.


  Group I - No Foreclosure Information to report this period.


 Group II                                                         12 Month Foreclosure History*
 New Foreclosure Loans                                            Month     Foreclosure Percentage
     Loans in Foreclosure                      0                  Jun-06            0.000%
     Original Principal Balance             0.00                  Jul-06            0.000%
     Current Actual Balance                 0.00                  Aug-06            0.000%
                                                                  Sep-06            0.000%
 Current Foreclosure Total                                        Oct-06            0.000%
     Loans in Foreclosure                      1                  Nov-06            0.000%
     Original Principal Balance       177,600.00                  Dec-06            0.000%
     Current Actual Balance           177,600.00                  Jan-07            0.000%
                                                                  Feb-07            0.000%
                                                                  Mar-07            0.000%
                                                                  Apr-07            0.000%
                                                                  May-07            0.029%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.




           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance
      Group II              0114210104         May-2007        01-Jan-2007             AZ              80.00        177,600.00


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest
       Group II              0114210104       177,600.00       01-Dec-2006              3          7.340%             1,012.32


              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



 Summary                                                            12 Month Bankruptcy History*
 New Bankruptcy Loans                                             Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                  Jun-06            0.000%
     Original Principal Balance             0.00                  Jul-06            0.000%
     Current Actual Balance                 0.00                  Aug-06            0.000%
                                                                  Sep-06            0.000%
 Current Bankruptcy Total                                         Oct-06            0.000%
     Loans in Bankruptcy                       3                  Nov-06            0.000%
     Original Principal Balance       132,100.00                  Dec-06            0.000%
     Current Actual Balance           131,755.78                  Jan-07            0.000%
                                                                  Feb-07            0.000%
                                                                  Mar-07            0.000%
                                                                  Apr-07            0.000%
                                                                  May-07            0.013%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.

  Group I - No Bankruptcy Information to report this period.


 Group II                                                           12 Month Bankruptcy History*
 New Bankruptcy Loans                                             Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                  Jun-06            0.000%
     Original Principal Balance             0.00                  Jul-06            0.000%
     Current Actual Balance                 0.00                  Aug-06            0.000%
                                                                  Sep-06            0.000%
 Current Bankruptcy Total                                         Oct-06            0.000%
     Loans in Bankruptcy                       1                  Nov-06            0.000%
     Original Principal Balance        95,920.00                  Dec-06            0.000%
     Current Actual Balance            95,846.16                  Jan-07            0.000%
                                                                  Feb-07            0.000%
                                                                  Mar-07            0.000%
                                                                  Apr-07            0.000%
                                                                  May-07            0.022%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance
        Group II              0110457143       May-2007    01-May-2005           TN             100.00         12,200.00
        Group II              0114948589       May-2007    01-Dec-2006           AR              76.43         95,920.00
        Group II              0114948591       May-2007    01-Dec-2006           AR              95.54         23,980.00


           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest
       Group II             0110457143          12,030.20    01-Mar-2007           0            8.670%             81.85
       Group II             0114948589          95,846.16    01-Apr-2007           0            9.435%            713.65
       Group II             0114948591          23,879.42    01-Apr-2007           0           12.400%            236.80

               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
        Group I                          0               0.00              0.00             0.000%
        Group II                         0               0.00              0.00             0.000%
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

    Group I - No Realized Loss Information to report this period.

    Group II - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Cumulative Loss Severity: Sum (Realized Losses) / Sum (Ending Actual Balance for loans that have experienced a loss).











                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
        Group I                 14       2,951,507.00       2,948,342.37          0               0.00              0.00
       Group II                 11       2,953,466.00       2,870,054.01          0               0.00              0.00
         Total                  25       5,904,973.00       5,818,396.38          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
      Group I                0              0.00           0.00          0             0.00            0.00        17,397.93
      Group II               0              0.00           0.00          0             0.00            0.00         4,969.09
       Total                 0              0.00           0.00          0             0.00            0.00        22,367.02


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Group I               0113408776            CO             100.00       01-Nov-2006         35,000.00         34,912.31
       Group I               0113507710            FL             100.00       01-Nov-2006         68,500.00         68,313.48
       Group I               0113992610            OH              90.00       01-Dec-2006        288,000.00        287,716.75
       Group I               0114017796            WA              80.00       01-Jan-2007        332,000.00        331,152.92
       Group I               0114265796            CA              58.38       01-Feb-2007        140,100.00        140,019.75
       Group I               0114333981            CA              35.56       01-Feb-2007        160,000.00        159,530.01
       Group I               0114375088            CA              65.00       01-Feb-2007        195,000.00        195,000.00
       Group I               0114582239            PA              72.40       01-Nov-2006        181,000.00        180,697.66
       Group I               0114582518            MD              90.00       01-Mar-2007        229,500.00        229,179.57
       Group I               0114582524            GA              95.00       01-Mar-2007        196,650.00        196,650.00
       Group I               0114818860            CA              70.00       01-Mar-2007        360,500.00        360,283.91
       Group I               0114827113            CA              93.00       01-Mar-2007        344,007.00        343,646.09
       Group I               0114827118            CO              95.00       01-Apr-2007        166,250.00        166,127.63
       Group I               0114948622            IL              85.00       01-Jan-2007        255,000.00        254,156.28
       Group II              0113285841            IL             100.00       01-Oct-2006         93,000.00         12,663.03
       Group II              0113350825            CA             100.00       01-Oct-2006         86,666.00         86,501.31
       Group II              0114011370            UT             100.00       01-Oct-2006         27,800.00         27,786.40
       Group II              0114011373            MA              75.00       01-Jan-2007        187,500.00        186,980.16
       Group II              0114011374            MA              90.00       01-Jan-2007         37,500.00         37,460.85
       Group II              0114334006            WA              80.00       01-Feb-2007        460,000.00        459,482.80
       Group II              0114582399            NY              90.00       01-Jan-2007        477,000.00        475,207.74
       Group II              0114723838            CA              89.98       01-Mar-2007        413,000.00        412,303.84
       Group II              0114839823            WA              80.00       01-Mar-2007        320,000.00        319,785.59
       Group II              0114948421            IL              87.07       01-Dec-2006        653,000.00        652,271.59
       Group II              0114948924            SC              84.26       01-Feb-2007        198,000.00        197,567.89


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Group I              0113408776       Loan Paid in Full           0             11.150%             180               6
       Group I              0113507710       Loan Paid in Full           0             10.895%             360               6
       Group I              0113992610       Loan Paid in Full           0              9.950%             360               5
       Group I              0114017796       Loan Paid in Full           0              9.400%             360               4
       Group I              0114265796       Loan Paid in Full           0              6.875%             360               3
       Group I              0114333981       Loan Paid in Full           0              7.600%             360               3
       Group I              0114375088       Loan Paid in Full           0              7.750%             360               3
       Group I              0114582239       Loan Paid in Full           0              8.700%             360               6
       Group I              0114582518       Loan Paid in Full           0              9.800%             360               2
       Group I              0114582524       Loan Paid in Full           0              9.050%             360               2
       Group I              0114818860       Loan Paid in Full           0              9.250%             360               2
       Group I              0114827113       Loan Paid in Full           0              7.325%             360               2
       Group I              0114827118       Loan Paid in Full           0             10.875%             360               1
       Group I              0114948622       Loan Paid in Full           0              8.135%             360               4
      Group II              0113285841       Loan Paid in Full           0             12.870%             180               7
      Group II              0113350825       Loan Paid in Full           0             13.000%             180               7
      Group II              0114011370       Loan Paid in Full           0             18.250%             180               7
      Group II              0114011373       Loan Paid in Full           0              9.000%             360               4
      Group II              0114011374       Loan Paid in Full           0             13.500%             360               4
      Group II              0114334006       Loan Paid in Full           0              8.100%             360               3
      Group II              0114582399       Loan Paid in Full           0              7.500%             360               4
      Group II              0114723838       Loan Paid in Full           0              8.900%             360               2
      Group II              0114839823       Loan Paid in Full           0              8.875%             360               2
      Group II              0114948421       Loan Paid in Full           0              7.005%             360               5
      Group II              0114948924       Loan Paid in Full           0              9.060%             360               3


                     Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period


                                                                                 Prepayment            Prepayment
 Summary                                  Loan                 Prior                Penalty               Penalty
                                         Count               Balance                 Amount                Waived
 Group I                                     6            872,674.60              33,064.42                  0.00
 Group II                                    1             23,329.80               6,289.47                  0.00
 Total                                       7            896,004.40              39,353.89                  0.00

               Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                           Paid In                            Prepayment         Prepayment
                              Loan            Full             Prior             Penalty            Penalty
        Group               Number            Date           Balance              Amount             Waived
       Group I          0112668874          Active         21,901.37           12,459.50               0.00
       Group I          0113507710      05/07/2007         68,339.92            2,976.52               0.00
       Group I          0113992610      04/05/2007        287,764.94            2,880.00               0.00
       Group I          0114265796      05/03/2007        140,019.75            3,852.75               0.00
       Group I          0114333981      04/27/2007        159,648.62            4,850.65               0.00
       Group I          0114375088      05/09/2007        195,000.00            6,045.00               0.00
       Group II         0114727941          Active         23,329.80            6,289.47               0.00

                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            0.553%       Current Month              6.435%        Current Month               1,145.530%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Jun-2006          N/A           N/A                          Jun-2006          N/A           N/A
         Jul-2006          N/A           N/A                          Jul-2006          N/A           N/A
         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007       6.435%           N/A                          May-2007   1,145.530%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Group I
     SMM                                   CPR                                      PSA
     Current Month            0.659%       Current Month              7.632%        Current Month               1,356.325%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Jun-2006          N/A           N/A                          Jun-2006          N/A           N/A
         Jul-2006          N/A           N/A                          Jul-2006          N/A           N/A
         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007       7.632%           N/A                          May-2007   1,356.325%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Group II
     SMM                                   CPR                                      PSA
     Current Month            0.474%       Current Month              5.539%        Current Month                 987.169%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Jun-2006          N/A           N/A                          Jun-2006          N/A           N/A
         Jul-2006          N/A           N/A                          Jul-2006          N/A           N/A
         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007       5.539%           N/A                          May-2007     987.169%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                                         Repurchases

                                     Current
               Loan                Scheduled                 Current                  Current
             Number                  Balance                    Rate                  Payment

                                  No Repurchases this Period


                                       Breaches

                                   Current
               Loan              Scheduled        Current               Current
             Number                Balance           Rate               Payment

                             No Breaches this Period


                     Interest Rate Stratification

                                Summary                                                       Group I

            Current     Number of         Outstanding    Percentage of      Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)           Loans          Scheduled       Balance(%)
           Range(%)                        Balance($)                                          Balance($)
            < 3.750             0                0.00            0.000               0               0.00            0.000
     3.750    4.249             0                0.00            0.000               0               0.00            0.000
     4.250    4.749             0                0.00            0.000               0               0.00            0.000
     4.750    5.249             0                0.00            0.000               0               0.00            0.000
     5.250    5.749            10        4,406,543.04            0.420               4       1,295,809.90            0.290
     5.750    6.249            51       18,590,666.67            1.770              20       5,160,254.21            1.155
     6.250    6.749           266       89,185,423.76            8.492             130      35,537,937.63            7.957
     6.750    7.249           545      169,512,074.46           16.140             287      69,552,014.94           15.572
     7.250    7.749           675      198,841,607.36           18.933             321      74,463,623.41           16.672
     7.750    8.249           625      170,808,908.26           16.263             335      74,111,390.64           16.593
     8.250    8.749           486      130,053,140.76           12.383             275      59,826,088.26           13.395
     8.750    9.249           366       82,934,857.64            7.897             217      44,350,954.10            9.930
     9.250    9.749           305       59,676,438.50            5.682             161      31,133,955.37            6.971
     9.750   10.249           212       35,939,039.44            3.422             124      20,029,898.72            4.485
    10.250   10.749           157       19,943,595.10            1.899              81       9,936,895.85            2.225
    10.750   11.249           272       21,480,800.44            2.045             102       7,778,127.72            1.741
    11.250   11.749           170       13,909,858.54            1.324              52       3,964,171.56            0.888
    11.750   12.249           237       15,546,132.96            1.480              87       4,369,820.80            0.978
    12.250   12.749           284       17,126,453.36            1.631              97       4,476,831.49            1.002
    12.750   13.249            27        1,803,470.32            0.172              11         513,498.27            0.115
    13.250   13.749             3           81,018.31            0.008               0               0.00            0.000
 >= 13.750                     11          419,700.79            0.040               5         142,095.44            0.032
              Total         4,702    1,050,259,729.71          100.000           2,309     446,643,368.31          100.000


               Interest Rate Stratification (continued)

                               Group II

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 3.750             0                0.00            0.000
     3.750    4.249             0                0.00            0.000
     4.250    4.749             0                0.00            0.000
     4.750    5.249             0                0.00            0.000
     5.250    5.749             6        3,110,733.14            0.515
     5.750    6.249            31       13,430,412.46            2.225
     6.250    6.749           136       53,647,486.13            8.888
     6.750    7.249           258       99,960,059.52           16.560
     7.250    7.749           354      124,377,983.95           20.605
     7.750    8.249           290       96,697,517.62           16.020
     8.250    8.749           211       70,227,052.50           11.634
     8.750    9.249           149       38,583,903.54            6.392
     9.250    9.749           144       28,542,483.13            4.729
     9.750   10.249            88       15,909,140.72            2.636
    10.250   10.749            76       10,006,699.25            1.658
    10.750   11.249           170       13,702,672.72            2.270
    11.250   11.749           118        9,945,686.98            1.648
    11.750   12.249           150       11,176,312.16            1.852
    12.250   12.749           187       12,649,621.87            2.096
    12.750   13.249            16        1,289,972.05            0.214
    13.250   13.749             3           81,018.31            0.013
 >= 13.750                      6          277,605.35            0.046
              Total         2,393      603,616,361.40          100.000


                                                 SUPPLEMENTAL REPORTING

Closing Date
March 2, 2007.

Determination Date
With respect to each Distribution Date and Ocwen and GMAC, the 15th day of the calendar month in which such Distribution
Date occurs, or if such 15th day is not a Business Day, the Business Day immediately preceding such 15th day.
With respect to each Distribution Date and Countrywide the date specified in the Servicing Agreement. The Determination
Date for purposes of Article X hereof shall mean the 15th day of the month, or if such 15th day is not a Business
Day, the first Business Day following such 15th day.

Distribution Date
The 25th day of any month, or if such 25th day is not a Business Day, the Business Day immediately following such
25th day, commencing in May 2007.

Interest Determination Date
With respect to the Class A Certificates, the Mezzanine Certificates, REMIC I Regular Interests and REMIC II Regular
Interests (other than REMIC II Regular Interest P) and any Interest Accrual Period therefor, the second London
Business Day preceding the commencement of such Interest Accrual Period.

Record Date
With respect to each Distribution Date and the Class A Certificates and the Mezzanine Certificates, the Business
Day immediately preceding such Distribution Date for so long as such Certificates are Book-Entry Certificates.
With respect to each Distribution Date and any other Class of Certificates, including any Definitive Certificates, the last day of the calendar month immediately preceding the month in which such Distribution Date occurs.

Business Day
Any day other than a Saturday, a Sunday or a day on which banking or savings and loan institutions in the States of New York, Maryland, Minnesota, Florida or in the city in which the Corporate Trust Office of the Trustee is located, are authorized or obligated by law or executive order to be closed.

Servicer Remittance Date
With respect to any Distribution Date and the GMAC Mortgage Loans, by 12:00 p.m. New York time on the 18th day of the month in which such Distribution Date occurs; provided that if such 18th day of a given month is not a
Business Day, the Servicer Remittance Date for such month shall be the Business Day immediately preceding such
18th day. With respect to any Distribution Date and the Ocwen Mortgage Loans, by 12:00 p.m. New York time on the
22nd day of each month in which such Distribution Date occurs; provided that if such 22nd day of a given month is not a Business Day, the Servicer Remittance Date for such month shall be the Business Day immediately preceding such 22nd day. With respect to any Distribution Date and the Countrywide Mortgage Loans, the 22nd day of each month in which such Distribution Date occurs; provided that if the 22nd day of a given month is not a business day, the Servicer Remittance Date for such month shall be the business day immediately preceding such 22nd day;
provided, further, that if the Servicer Remittance Date falls on a Friday, the Servicer Remittance Date shall be the business day immediately preceding such Friday.








 EX-99.2



SUBSEQUENT TRANSFER INSTRUMENT

  Pursuant to this Subsequent Transfer Instrument, dated May 21, 2007 (the "Instrument"), between ACE Securities Corp. as seller (the "Depositor"), and HSBC Bank USA, National Association as trustee of the ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE4, Asset Backed Pass-Through Certificates, as purchaser (the "Trustee"), and pursuant to the Pooling and Servicing Agreement, dated as of April 1, 2007 (the "Pooling and Servicing Agreement"), among the Depositor, Ocwen Loan Servicing, LLC as a servicer, GMAC Mortgage, LLC as a servicer, Wells Fargo Bank, N.A. as Master Servicer and Securities Administrator and the Trustee, the Depositor and the Trustee agree to the sale by the Depositor and the purchase by the Trustee in trust, on behalf of the Trust, of the Mortgage Loans listed on the attached Schedule of Mortgage Loans (the "Subsequent Mortgage Loans").

  Capitalized terms used but not otherwise defined herein shall have the meanings set forth in the Pooling and Servicing Agreement.

Section 1. Conveyance of Subsequent Mortgage Loans.

  (a) The Depositor does hereby sell, transfer, assign, set over and convey to the Trustee in trust, on behalf of the Trust, without recourse, all of its right, title and interest in and to the Subsequent Mortgage Loans, and including all amounts due on the Subsequent Mortgage Loans after the subsequent cut-off date (the "Subsequent Cut-off Date") set forth in the Subsequent Mortgage Loan Purchase Agreement (defined below), and all items with respect to the Subsequent Mortgage Loans to be delivered pursuant to
  Section 2.01 of the Pooling and Servicing Agreement; provided, however that the Depositor reserves and retains all right, title and interest in and to amounts due on the Subsequent Mortgage Loans on or prior to the related Subsequent Cut-off Date. The Depositor, contemporaneously with the delivery of this Agreement, has delivered or caused to be delivered to the Trustee (or the Custodian on its behalf) each item set forth in Section 2.01 of the Pooling and Servicing Agreement. The transfer to the Trustee by the Depositor of the Subsequent Mortgage Loans identified on the Mortgage Loan Schedule shall be absolute and is intended by the Depositor, the Trustee and the Certificateholders to constitute and to be treated as a sale by the Depositor to the Trust Fund.

  (b) The Depositor, concurrently with the execution and delivery hereof, does hereby transfer, assign, set over and otherwise convey to the Trustee without recourse for the benefit of the Certificateholders all the right, title and interest of the Depositor, in, to and under the Subsequent Mortgage Loan Purchase Agreement, dated the date hereof, between the Depositor as purchaser and DB Structured Products, Inc. as seller (the "Subsequent Mortgage Loan Purchase Agreement"), to the extent of the Subsequent Mortgage Loans.

  (c) Additional terms of the sale are set forth on Attachment A hereto.

Section 2. Representations and Warranties; Conditions Precedent.


  (a) The Depositor hereby confirms that each of the conditions and the representations and warranties set forth in Section 2.09 of the Pooling and Servicing Agreement are satisfied as of the date hereof.

(page)

  (b) All terms and conditions of the Pooling and Servicing Agreement are hereby ratified and confirmed; provided, however, that in the event of any conflict, the provisions of this Instrument shall control over the conflicting provisions of the Pooling and Servicing Agreement.

Section 3. Recordation of Instrument.

  To the extent permitted by applicable law, this Instrument, or a memorandum thereof if permitted under applicable law, is subject to recordation in all appropriate public offices for real property records in all of the counties or other comparable jurisdictions in which any or all of the properties subject to the Mortgages are situated, and in any other appropriate public recording office or elsewhere, such recordation to be effected by the Depositor at the Certificateholders' expense on direction of the related Certificateholders, but only when accompanied by an Opinion of Counsel to the effect that such recordation materially and beneficially affects the interests of the Certificateholders or is necessary for the administration or servicing of the Subsequent Mortgage Loans.

Section 4. Governing Law.


  This Instrument shall be construed in accordance with the laws of the State of New York and the obligations, rights and remedies of the parties hereunder shall be determined in accordance with such laws, without giving effect to principles of conflicts of law. The parties hereto intend that the provisions of Section 5-1401 of the New York General Obligations Law shall apply to this Instrument.

Section 5. Counterparts.

  This Instrument may be executed in one or more counterparts and by the different parties hereto on separate counterparts, each of which, when so executed, shall be deemed to be an original; such counterparts, together, shall constitute one and the same instrument.

Section 6. Successors and Assigns.

  This Instrument shall inure to the benefit of and be binding upon the Depositor and the Trustee and their respective successors and assigns.

[signature page follows]



(page)


Subsequent Transfer Instrument (ACE 2007-HE4)

ACE SECURITIES CORP.
By:
Name:
Title:

By:
Name:
Title:
HSBC BANK USA,  NATIONAL  ASSOCIATION,  as Trustee for ACE Securities  Corp.
Home  Equity  Loan  Trust,   Series  2007-HE4,   Asset  Backed  Pass-Through
Certificates
By:
Name:
Title:

Attachments
A. Additional terms of sale.
B. Schedule of Subsequent Mortgage Loans.


(page)



ATTACHMENT A

ADDITIONAL TERMS OF SALE

None.

(page)


ATTACHMENT B

SCHEDULE OF SUBSEQUENT MORTGAGE LOANS
(To be provided upon request)